LEASE LIABILITIES (Table)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure Of Detailed Information About Movement In Lease Liabilities

	Office and residential property	Ships	Ships equipment	Total
	US$’000	US$’000	US$’000	US$’000

Balance at 1 January 2022	818	32,194	259	33,271
Additions	898	48,829	39	49,766
Interest expense	37	1,370	7	1,414
Lease payments	(905)	(57,304)	(135)	(58,344)
- Principal	(868)	(37,934)	(128)	(38,930)
- Purchase option payments (1)	-	(18,000)	-	(18,000)
- Interest expense	(37)	(1,370)	(7)	(1,414)
Effect of foreign currency exchange differences	6	-	-	6
Lease liabilities as at 31 December 2022	854	25,089	170	26,113
Additions (2)	3,310	62,600	83	65,993
Disposals	(66)	-	(44)	(110)
Acquisition of subsidiary (Note 37)	80	-	-	80
Interest expense	199	2,132	3	2,334
Lease payments	(1,824)	(58,667)	(119)	(60,610)
- Principal	(1,625)	(32,055)	(116)	(33,796)
- Purchase option payments (1)	-	(24,480)	-	(24,480)
- Interest	(199)	(2,132)	(3)	(2,334)
Effect of foreign currency exchange differences	5	-	-	5
Lease liabilities as at 31 December 2023	2,558	31,154	93	33,805

(1)
Principal repayment and purchase option payment are included in principal repayments of lease liabilities as disclosed under financing activities in the statement of cash flows.

(2)
Includes a Japanese Yen denominated committed purchase option to be exercised in 2024. This has been converted at a rate of 142 in terms of a forward exchange contract.

Disclosure Of Detailed Information About Lease Liabilities
	2023	2022
	US$’000	US$’000
Analysed between:
Current portion	32,432	22,058
Non-current portion	1,373	4,055
	33,805	26,113